Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Apr. 24, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019